Property plant and equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 9,172	€ 19,725	€ 8,858
Zegna Segment and Thom Browne Segment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 0	0	0
Zegna [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	1.50%
Impairment loss	€ 8,692
Impairment loss	2,168
Impairment loss	6,486
Impairment loss	€ 38
Thom Browne [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	2.00%
Impairment loss	€ 0	€ 0	€ 0
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	4.99%	6.19%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate applied to cash flow projections	21.63%	22.92%